Digital Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Digital Assets [Line Items]
Prepayments of digital assets	€ 28,680
Discount rate	15.00%
Digital Assets [Member]
Digital Assets [Line Items]
Impairment provision	€ 14,426